T. ROWE PRICE QM U.S. Bond Index Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.1%
Car Loan 1.6%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,135
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 609
Carmax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 300
Carmax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 215
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 2,956
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 1,981
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,583
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 1,730 1,723
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 886
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 2,745 2,711
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,830
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 520 512
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,475
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 607

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,259
19,782
Other Asset-Backed Securities 1.1%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.628%, 4/15/35 (1) 2,280 2,254
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.71%, 7/15/36 (1) 1,565 1,552
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,328
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 776 689
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,675 1,377
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 6.499%, 5/20/34 (1) 2,155 2,134
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 69 67
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,276 1,195
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 1,255 1,246
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 783 733
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 231 212
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 20 20
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 152 152
13,959

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan 0.4%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 604 571
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 888 816
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 274 243
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 250 226
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 439 418
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 450 413
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,203 1,072
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 2,241 1,918
5,677
Total Asset-Backed Securities
(Cost $41,741) 39,418
CORPORATE BONDS 25.7%
FINANCIAL INSTITUTIONS 10.1%
Banking 5.9%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 379
Ally Financial, 2.20%, 11/2/28  1,505 1,224
American Express, 4.90%, 2/13/26  3,385 3,358
Banco Santander, 3.49%, 5/28/30  600 525
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,249
Bank of America, 3.50%, 4/19/26  600 574
Bank of America, 4.00%, 1/22/25  650 634
Bank of America, 4.20%, 8/26/24  290 285
Bank of America, 6.00%, 10/15/36  300 319
Bank of America, 7.75%, 5/14/38  150 179
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,574
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,114
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,146

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 4.244%, 4/24/38 (2) 45 40
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,504
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,547
BPCE, 4.00%, 9/12/23 (1) 1,550 1,546
BPCE, 4.50%, 3/15/25 (1) 1,015 980
BPCE, 5.70%, 10/22/23 (1) 850 846
Capital One Financial, 3.65%, 5/11/27  1,430 1,327
Capital One Financial, 3.90%, 1/29/24  810 800
Citigroup, 5.875%, 1/30/42  450 469
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 1,941
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 1,806
Credit Suisse, 2.95%, 4/9/25  1,080 1,022
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,188
Discover Bank, 2.70%, 2/6/30  2,000 1,624
Discover Financial Services, 3.75%, 3/4/25  1,440 1,378
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2) 460 469
Goldman Sachs Group, 3.50%, 1/23/25  750 727
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,160
Goldman Sachs Group, 4.25%, 10/21/25  825 800
Goldman Sachs Group, 6.75%, 10/1/37  455 493
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 1,858
HSBC Bank USA, 5.875%, 11/1/34  550 543
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 2,874
JPMorgan Chase, 2.95%, 10/1/26  980 918
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,050
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 936
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,207
JPMorgan Chase, VR, 5.299%, 7/24/29 (2) 3,170 3,176
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25 (3) 2,200 2,080
Morgan Stanley, 3.125%, 7/27/26  2,000 1,881
Morgan Stanley, 4.30%, 1/27/45  750 658
Morgan Stanley, 6.25%, 8/9/26  175 179
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,326
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 830 625
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 1,920 1,884
Santander Holdings USA, VR, 6.499%, 3/9/29 (2) 885 888
State Street, VR, 4.857%, 1/26/26 (2) 640 632
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26 (3) 1,755 1,752
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,594
Truist Financial, 1.95%, 6/5/30  1,470 1,162
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,503
UBS Group, VR, 2.193%, 6/5/26 (1)(2) 1,405 1,305
UBS Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,347
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,554
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,159

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 5.574%, 7/25/29 (2) 1,250 1,257
74,575
Brokerage Asset Managers Exchanges 0.1%
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,334
1,334
Finance Companies 0.6%
AerCap Ireland Capital, 4.875%, 1/16/24  825 819
AerCap Ireland Capital, 5.75%, 6/6/28 (3) 1,500 1,490
AerCap Ireland Capital, 6.50%, 7/15/25  655 659
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 481
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,551
GATX, 4.35%, 2/15/24  2,355 2,331
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 514
7,845
Insurance 2.1%
AIA Group, 3.20%, 3/11/25 (1) 510 492
Allstate, 6.125%, 12/15/32  150 156
American International Group, 3.875%, 1/15/35  425 369
Aon, 3.875%, 12/15/25  405 393
Aon Corp., 5.00%, 9/12/32  3,075 3,031
Chubb INA Holdings, 3.35%, 5/15/24  550 540
Elevance Health, 4.55%, 3/1/48  1,135 1,000
Elevance Health, 4.65%, 1/15/43  485 440
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,521
First American Financial, 4.60%, 11/15/24  410 400
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,028
Humana, 2.15%, 2/3/32  1,050 826
Humana, 3.70%, 3/23/29  880 815
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,269
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,137
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,877
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,067
Principal Financial Group, 2.125%, 6/15/30  1,900 1,559
Principal Financial Group, 3.40%, 5/15/25  1,215 1,168
Principal Financial Group, 3.70%, 5/15/29  10 9
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,131
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,153
Travelers, 6.25%, 6/15/37  225 248
UnitedHealth Group, 2.00%, 5/15/30  10 8
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,627
UnitedHealth Group, 3.75%, 7/15/25  400 390
UnitedHealth Group, 4.75%, 7/15/45  900 854
Willis North America, 4.50%, 9/15/28  1,110 1,057
26,565

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,480
Boston Properties, 3.125%, 9/1/23  900 898
Brixmor Operating Partnership, 3.90%, 3/15/27  495 457
Brixmor Operating Partnership, 4.05%, 7/1/30  760 691
Essex Portfolio, 2.65%, 3/15/32  660 528
Essex Portfolio, 4.50%, 3/15/48  1,455 1,172
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 533
Healthpeak OP, 2.125%, 12/1/28  710 606
Healthpeak OP, 2.875%, 1/15/31  420 354
Kilroy Realty, 3.45%, 12/15/24  750 713
Kilroy Realty, 4.375%, 10/1/25  335 315
Prologis, 4.00%, 9/15/28  2,110 2,021
Public Storage, 1.95%, 11/9/28  1,285 1,107
Realty Income, 2.20%, 6/15/28  685 595
Realty Income, 3.95%, 8/15/27  835 795
Realty Income, 4.625%, 11/1/25  1,775 1,749
Regency Centers, 3.60%, 2/1/27  350 329
Regency Centers, 4.125%, 3/15/28  520 490
Simon Property Group, 3.80%, 7/15/50  2,830 2,097
16,954
Total Financial Institutions 127,273
INDUSTRIAL 14.0%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 139
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 529
LYB International Finance II, 3.50%, 3/2/27  1,000 944
Nucor, 2.70%, 6/1/30  775 673
Nucor, 3.95%, 5/1/28  1,405 1,337
Nutrien, 4.00%, 12/15/26  525 504
Packaging Corp. of America, 3.65%, 9/15/24  395 387
4,513
Capital Goods 0.3%
Amphenol, 4.75%, 3/30/26  310 308
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,614
General Dynamics, 3.25%, 4/1/25  35 34
L3Harris Technologies, 3.832%, 4/27/25  295 286
Lockheed Martin, 3.60%, 3/1/35  240 213
Lockheed Martin, 4.07%, 12/15/42  184 162
Raytheon Technologies, 7.20%, 8/15/27  200 216
Republic Services, 2.50%, 8/15/24  20 19
Republic Services, 3.375%, 11/15/27  585 549

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Vulcan Materials, 4.50%, 6/15/47  5 4
3,405
Communications 2.6%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,302
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,356
America Movil SAB de CV, 6.375%, 3/1/35  300 325
American Tower, 2.40%, 3/15/25  1,010 957
AT&T, 2.25%, 2/1/32  3,500 2,741
AT&T, 4.35%, 3/1/29 (3) 1,020 968
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,913
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,138
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,208
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 65
Comcast, 3.95%, 10/15/25  845 824
Crown Castle, 2.25%, 1/15/31  1,665 1,350
Crown Castle International, 3.70%, 6/15/26  700 667
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 185
Interpublic Group, 4.20%, 4/15/24  410 405
Meta Platforms, 5.60%, 5/15/53  1,825 1,883
Omnicom Group, 3.60%, 4/15/26  695 667
Omnicom Group, 3.65%, 11/1/24  460 450
Rogers Communications, 3.625%, 12/15/25  335 318
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 957
T-Mobile USA, 3.75%, 4/15/27  3,565 3,383
Time Warner Cable, 6.55%, 5/1/37  235 225
Time Warner Cable, 6.75%, 6/15/39  275 265
Verizon Communications, 1.68%, 10/30/30  625 492
Verizon Communications, 2.65%, 11/20/40  3,200 2,175
Verizon Communications, 4.00%, 3/22/50  1,500 1,179
Verizon Communications, 4.272%, 1/15/36  745 666
Vodafone Group, 4.25%, 9/17/50  700 557
Vodafone Group, 4.875%, 6/19/49  20 17
Walt Disney, 3.70%, 10/15/25  285 277
Warnermedia Holdings, 5.05%, 3/15/42  1,570 1,300
Weibo, 3.50%, 7/5/24  1,275 1,250
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,310
32,784
Consumer Cyclical 2.0%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 1,934
Amazon.com, 2.80%, 8/22/24  585 569
AutoZone, 1.65%, 1/15/31  2,000 1,562
AutoZone, 3.125%, 4/18/24  2,320 2,275
AutoZone, 3.125%, 4/21/26  445 421
AutoZone, 3.75%, 6/1/27  20 19
AutoZone, 5.05%, 7/15/26  1,390 1,387

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Booking Holdings, 3.65%, 3/15/25  810 788
General Motors, 4.00%, 4/1/25  1,090 1,061
Home Depot, 5.875%, 12/16/36  3,000 3,247
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,359
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 817
McDonald's, 1.45%, 9/1/25  935 866
McDonald's, 3.30%, 7/1/25  15 14
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,913
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,328
Ross Stores, 1.875%, 4/15/31  300 237
Ross Stores, 4.60%, 4/15/25  3,575 3,502
TJX, 1.60%, 5/15/31  1,425 1,155
25,473
Consumer Non-Cyclical 4.3%
Abbott Laboratories, 3.40%, 11/30/23  784 778
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,537
AbbVie, 3.20%, 5/14/26  225 214
AbbVie, 4.45%, 5/14/46  1,280 1,129
AbbVie, 4.50%, 5/14/35  1,235 1,170
AbbVie, 4.70%, 5/14/45  1,385 1,257
Altria Group, 2.35%, 5/6/25  250 236
Amgen, 2.60%, 8/19/26  1,275 1,186
Amgen, 2.77%, 9/1/53  1,239 756
Amgen, 5.15%, 3/2/28  1,615 1,616
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 31
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,302
Banner Health, 1.897%, 1/1/31  850 684
Banner Health, 2.913%, 1/1/51  35 23
BAT Capital, 4.39%, 8/15/37  1,515 1,199
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,861
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,061
Biogen, 2.25%, 5/1/30  2,885 2,382
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 912
Cardinal Health, 3.41%, 6/15/27  1,405 1,318
Cardinal Health, 3.75%, 9/15/25  905 872
Centra Health, 4.70%, 1/1/48  25 21
CommonSpirit Health, 2.76%, 10/1/24  865 836
CommonSpirit Health, 2.782%, 10/1/30  980 825
CommonSpirit Health, 3.91%, 10/1/50  40 31
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 903
CVS Health, 2.70%, 8/21/40  2,425 1,674
CVS Health, 5.125%, 7/20/45  925 850
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,437
Hasbro, 3.00%, 11/19/24  1,395 1,346

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Hasbro, 3.55%, 11/19/26  1,920 1,803
HCA, 4.125%, 6/15/29  1,695 1,574
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 850
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,082
Keurig Dr Pepper, 2.55%, 9/15/26  450 415
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,372
McKesson, 5.25%, 2/15/26  3,635 3,634
MedStar Health, Series 20A, 3.626%, 8/15/49  920 675
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 512
Merck, 5.00%, 5/17/53  810 813
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,746
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,000
Perrigo Finance Unlimited, 4.65%, 6/15/30  1,725 1,533
Revvity, 1.90%, 9/15/28  1,575 1,342
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  659 656
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 353
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,914
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,416
54,142
Energy 1.8%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,828
Boardwalk Pipelines, 4.45%, 7/15/27  230 220
Boardwalk Pipelines, 4.95%, 12/15/24  380 374
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,234
Cameron LNG, 2.902%, 7/15/31 (1) 520 446
Cameron LNG, 3.701%, 1/15/39 (1) 430 348
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,308
Enbridge, 4.00%, 10/1/23  420 419
Enbridge, 4.25%, 12/1/26  355 344
Enbridge, 5.50%, 12/1/46  555 526
Enbridge Energy Partners, 5.50%, 9/15/40  170 160
Energy Transfer, 3.75%, 5/15/30  680 614
Energy Transfer, 5.25%, 4/15/29  1,105 1,091
Eni, Series X-R, 4.00%, 9/12/23 (1) 620 618
Kinder Morgan, 5.20%, 6/1/33  1,800 1,749
MPLX, 5.65%, 3/1/53  1,600 1,495
Pioneer Natural Resources, 1.125%, 1/15/26  695 628
Pioneer Natural Resources, 5.10%, 3/29/26  635 632
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 773
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 622
Spectra Energy Partners, 3.375%, 10/15/26  460 433
Spectra Energy Partners, 4.75%, 3/15/24  25 25
TotalEnergies Capital International, 2.434%, 1/10/25  40 38
TransCanada PipeLines, 6.203%, 3/9/26  3,340 3,345
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 673

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Williams, 4.85%, 3/1/48  190 166
Woodside Finance, 3.70%, 9/15/26 (1) 330 311
Woodside Finance, 3.70%, 3/15/28 (1) 435 400
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,350
22,170
Industrial Other 0.2%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,290
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 860
President & Fellows of Harvard College, 3.619%, 10/1/37  385 334
2,484
Technology 1.6%
Apple, 3.20%, 5/13/25  45 44
Apple, 4.85%, 5/10/53 (3) 2,100 2,127
Baidu, 3.875%, 9/29/23  1,555 1,549
Fiserv, 3.20%, 7/1/26  10 9
Keysight Technologies, 4.55%, 10/30/24  1,427 1,406
Micron Technology, 4.185%, 2/15/27  805 770
Moody's, 2.00%, 8/19/31  1,660 1,341
NXP, 3.15%, 5/1/27  395 364
QUALCOMM, 3.25%, 5/20/27  1,004 952
RELX Capital, 3.00%, 5/22/30  1,120 992
Roper Technologies, 2.00%, 6/30/30  575 474
Roper Technologies, 2.95%, 9/15/29  685 611
Roper Technologies, 3.80%, 12/15/26  660 633
ServiceNow, 1.40%, 9/1/30  3,710 2,932
Texas Instruments, 1.375%, 3/12/25  655 617
Thomson Reuters, 3.35%, 5/15/26  225 213
VMware, 1.40%, 8/15/26  3,475 3,084
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36 (3) 2,684 2,682
20,805
Transportation 0.8%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  483 442
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  547 538
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  29 25
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 110
Canadian National Railway, 6.25%, 8/1/34  95 105
Canadian Pacific Railway, 1.75%, 12/2/26  845 754
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,009
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 875
Canadian Pacific Railway, 4.70%, 5/1/48  720 649
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 226
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,572
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,479
Transurban Finance, 3.375%, 3/22/27 (1) 235 218

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Transurban Finance, 4.125%, 2/2/26 (1) 185 178
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  649 553
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  969 839
9,587
Total Industrial 175,363
UTILITY 1.6%
Electric 1.4%
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 178
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 114
CMS Energy, 4.875%, 3/1/44  635 577
Duke Energy, 2.65%, 9/1/26  355 328
Duke Energy, 3.75%, 9/1/46  280 212
Duke Energy Florida, 6.35%, 9/15/37  170 184
Duke Energy Progress, 5.35%, 3/15/53  600 601
Duke Energy Progress, 6.30%, 4/1/38  100 107
Exelon, 3.40%, 4/15/26  1,815 1,726
Georgia Power, 4.95%, 5/17/33  895 881
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,192
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,666
Mississippi Power, 3.95%, 3/30/28  905 853
Nevada Power, Series N, 6.65%, 4/1/36  400 432
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,705
PECO Energy, 5.95%, 10/1/36  150 157
Public Service Electric & Gas, 5.70%, 12/1/36  180 181
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 172
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,454
Southern, 4.40%, 7/1/46  1,935 1,646
Tampa Electric, 6.15%, 5/15/37  700 713
Vistra Operations, 3.55%, 7/15/24 (1) 1,285 1,248
17,327
Natural Gas 0.2%
APA Infrastructure, 4.25%, 7/15/27 (1)(3) 385 367
NiSource, 1.70%, 2/15/31  1,280 999
NiSource, 3.49%, 5/15/27  710 670
NiSource, 3.95%, 3/30/48  1,000 787
Southern California Gas, Series KK, 5.75%, 11/15/35  140 139
2,962
Total Utility 20,289
Total Corporate Bonds
(Cost $358,031) 322,925

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Local Authorities 0.8%
Province of Alberta, 3.30%, 3/15/28  1,605 1,519
Province of British Columbia, 4.20%, 7/6/33  2,644 2,599
Province of Manitoba, Series GX, 2.60%, 4/16/24  1,507 1,475
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,022
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,428
Province of Quebec, Series PD, 7.50%, 9/15/29  104 120
Province of Quebec, Series QO, 2.875%, 10/16/24  35 34
10,197
Owned No Guarantee 0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 282
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 517
799
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30 (1) 730 702
Republic of Colombia, 4.00%, 2/26/24  260 257
Republic of Poland, 3.25%, 4/6/26  890 858
United Mexican States, 2.659%, 5/24/31  5,154 4,298
6,115
Total Foreign Government Obligations & Municipalities
(Cost $18,273) 17,111
MUNICIPAL SECURITIES 3.2%
California 0.5%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 820
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 949
California, Build America, GO, 7.625%, 3/1/40  1,350 1,671
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4) 250 245
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 826
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 481
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 307
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 537
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 499
6,335
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,156
1,156

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,737 1,941
1,941
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,520
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 534
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 338
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 505
2,897
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,634
1,634
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,344
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 356
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,232
2,932
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 1,922
1,922
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,233
1,233
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 775
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 748
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,396
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 178
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 524
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Build
America, 5.508%, 8/1/37  35 36
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 39
3,696
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,217
2,217

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Oregon 0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,860
1,860
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  510 494
494
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23 (5) 645 638
638
Texas 0.5%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 29
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 12
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,080
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 11
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2, 5.169%,
4/1/41  705 714
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,911
5,757
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 16
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,382
1,398
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 511
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  540 568
1,079
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,765
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,551
3,316
Total Municipal Securities
(Cost $46,846) 40,505
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.1%
Collateralized Mortgage Obligations 2.9%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 357 315

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 1,237 1,020
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 1,020 834
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP
4.80%, 9/26/67 (1) 3,136 2,953
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 1,048 878
Chase Home Lending Mortgage Trust
Series 2023-RPL1, Class A1, CMO, ARM
3.50%, 6/25/62 (1) 3,069 2,738
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,236 1,028
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 344 320
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.383%, 1/25/30  40 40
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.183%, 2/25/30  4 4
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.069%, 12/25/41 (1) 393 390
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.369%, 1/25/43 (1) 1,013 1,028
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.369%, 5/25/43 (1) 2,555 2,592
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 6.969%, 6/25/43 (1) 1,799 1,808
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 408 350
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 168 154
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 350 314

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 49 44
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.926%, 10/25/50 (1) 1,117 932
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 757 704
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 252 228
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 152 136
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M TSFR + 1.214%, 6.512%, 10/25/59 (1) 62 60
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.197%, 12/25/49 (1) 2,183 1,778
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 120 111
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 27 26
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 607 576
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 454 403
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 6.569%, 10/25/41 (1) 1,210 1,190
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 5.919%, 11/25/41 (1) 1,604 1,590
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 7.069%, 4/25/42 (1) 1,849 1,855
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.169%, 3/25/42 (1) 1,523 1,529
Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.169%, 3/25/43 (1) 203 206

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2023-DNA2, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.169%, 4/25/43 (1) 1,101 1,117
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 255 244
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 470 451
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 1,491 1,396
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 594 503
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 3,037 2,583
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68 (1) 1,785 1,769
36,197
Commercial Mortgage-Backed Securities 5.2%
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.476%, 10/15/37 (1) 3,285 3,120
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.496%, 11/15/34 (1) 545 219
Benchmark Mortgage Trust
Series 2023-V3, Class A3
6.363%, 7/15/56  1,875 1,931
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.876%, 10/15/34 (1) 1,890 1,866
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 684
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 422
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 836
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 846

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 865
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 416
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.636%, 11/15/37 (1) 1,298 1,282
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,626
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  896 858
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,718
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,122
Federal Home Loan Mortgage Multifamily Structured PTC
Series K057, Class A1
2.206%, 6/25/25  363 351
Federal Home Loan Mortgage Multifamily Structured PTC
Series K068, Class A1
2.952%, 2/25/27  434 416
Federal Home Loan Mortgage Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  10,520 8,851
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-150, Class A2, ARM
3.71%, 9/25/32  4,545 4,230
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-156, Class A2, ARM
4.43%, 2/25/33  3,725 3,664
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,199
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.37%, 12/15/36 (1) 3,110 3,087
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.969%, 12/15/36 (1) 10 10
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 687

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,636
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.484%, 6.706%, 10/15/33 (1) 1,625 1,493
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M TSFR + 1.215%, 6.437%, 4/15/38 (1) 3,975 3,910
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 662
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,291
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 273
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,149
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 666
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,850
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M TSFR + 1.614%, 6.836%, 5/15/38 (1) 1,695 1,407
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,080
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 23
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,314
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 2,026
65,124

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.0%
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62 (1) 203 195
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 22 21
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57 (1) 172 163
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 82 78
457
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $109,965) 101,778
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 28.1%
U.S. Government Agency Obligations 21.3%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  546 506
3.00%, 12/1/42 - 4/1/47  2,886 2,576
3.50%, 3/1/42 - 3/1/46  2,238 2,079
4.00%, 9/1/40 - 8/1/45  811 776
4.50%, 8/1/39 - 10/1/41  413 406
5.00%, 7/1/25 - 8/1/40  312 314
5.50%, 1/1/35 - 12/1/39  88 91
6.00%, 10/1/32 - 8/1/38  74 76
6.50%, 4/1/24 - 1/1/36  39 40
7.00%, 11/1/30 - 6/1/32  4 4
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 4.849%, 4/1/37  19 18
12M USD LIBOR + 1.726%, 5.943%, 7/1/35  9 9
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  6 6
12M USD LIBOR + 1.826%, 4.201%, 2/1/37  9 9
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  15 15
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  11 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  717 139
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,414 2,077
2.00%, 3/1/42 - 5/1/52  27,844 22,667
2.50%, 3/1/42 - 5/1/52  30,281 25,647
3.00%, 3/1/35 - 6/1/52  6,808 6,130

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 5/1/31 - 1/1/52  3,048 2,797
4.00%, 6/1/37 - 2/1/50  3,081 2,919
4.50%, 9/1/37 - 5/1/50  225 219
5.00%, 12/1/41 - 10/1/49  1,148 1,140
Federal National Mortgage Assn.
3.50%, 6/1/43  6 6
4.00%, 11/1/40  387 366
4.50%, 7/1/40  4 4
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.553%, 4.229%, 7/1/35  5 5
12M USD LIBOR + 1.597%, 4.36%, 7/1/36  9 9
12M USD LIBOR + 1.655%, 5.886%, 8/1/37  2 2
12M USD LIBOR + 1.855%, 4.105%, 1/1/37  2 2
Federal National Mortgage Assn., TBA, UMBS (6)
2.00%, 8/1/38  7,715 6,817
3.50%, 8/1/53  825 747
5.50%, 8/1/53  2,895 2,875
6.50%, 8/1/53  2,975 3,034
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,508 6,333
2.00%, 8/1/28 - 5/1/52  64,474 52,900
2.50%, 5/1/30 - 4/1/52  37,777 32,472
3.00%, 10/1/32 - 3/1/52  30,161 26,993
3.50%, 11/1/25 - 1/1/52  19,900 18,384
4.00%, 6/1/37 - 9/1/52  14,247 13,513
4.50%, 9/1/35 - 7/1/53  11,582 11,256
5.00%, 11/1/33 - 8/1/52  2,500 2,487
5.50%, 12/1/34 - 5/1/44  2,733 2,792
6.00%, 2/1/33 - 2/1/53  5,670 5,806
6.50%, 5/1/31 - 9/1/38  176 183
7.00%, 2/1/24 - 11/1/36  11 11
7.50%, 12/1/30  — —
UMBS, TBA (6)
2.00%, 8/1/53 - 9/1/53  3,325 2,694
2.50%, 9/1/53  1,660 1,401
5.00%, 8/1/53  5,915 5,778
267,541
U.S. Government Obligations 6.8%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  1,382 1,183
2.00%, 3/20/51 - 5/20/52  18,513 15,493
2.50%, 8/20/50 - 1/20/52  18,280 15,770
3.00%, 9/15/42 - 6/20/52  14,875 13,306
3.50%, 9/15/41 - 1/20/49  9,555 8,912
4.00%, 2/15/41 - 10/20/52  7,375 7,008
4.50%, 9/15/34 - 10/20/52  5,461 5,309

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 1/20/33 - 6/20/49  3,502 3,490
5.50%, 10/20/32 - 3/20/49  1,254 1,270
6.00%, 8/15/33 - 4/15/36  15 15
6.50%, 10/15/25 - 8/15/29  3 3
7.00%, 11/20/52 - 1/20/53  1,117 1,146
7.50%, 12/15/23 - 3/15/32  32 32
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%, 2.625%,
8/20/23  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  82 74
3.50%, 10/20/50  1,015 856
Government National Mortgage Assn., TBA (6)
5.50%, 8/20/53  7,605 7,557
6.00%, 8/20/53  2,165 2,175
6.50%, 8/20/53  1,915 1,946
85,545
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $383,413) 353,086
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 27.7%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (3) 342 377
Federal National Mortgage Assn., 6.625%, 11/15/30  500 575
952
U.S. Treasury Obligations 27.6%
U.S. Treasury Bonds, 1.75%, 8/15/41  1,900 1,310
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,760
U.S. Treasury Bonds, 2.00%, 2/15/50 (7) 32,320 21,518
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,669
U.S. Treasury Bonds, 2.25%, 8/15/49  50 35
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 5,101
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 1,025
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,699
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,627
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,338
U.S. Treasury Bonds, 3.00%, 11/15/44  615 509
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,442
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 5,630
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,831
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,583
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 12,987
U.S. Treasury Bonds, 3.00%, 8/15/48  60 49

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,470
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,991
U.S. Treasury Bonds, 3.375%, 8/15/42  12,750 11,342
U.S. Treasury Bonds, 3.625%, 8/15/43  2,390 2,194
U.S. Treasury Bonds, 3.625%, 5/15/53  3,210 2,999
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,951
U.S. Treasury Bonds, 3.875%, 5/15/43  1,900 1,817
U.S. Treasury Bonds, 4.00%, 11/15/42  4,035 3,930
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,538
U.S. Treasury Bonds, 4.375%, 5/15/41  20 21
U.S. Treasury Bonds, 4.75%, 2/15/41  35 38
U.S. Treasury Notes, 0.375%, 4/30/25  3,760 3,470
U.S. Treasury Notes, 0.50%, 8/31/27  50 43
U.S. Treasury Notes, 0.75%, 3/31/26  6,180 5,595
U.S. Treasury Notes, 0.875%, 6/30/26  27,760 25,045
U.S. Treasury Notes, 1.25%, 8/15/31  5,985 4,875
U.S. Treasury Notes, 1.50%, 11/30/24  14,600 13,897
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 15,841
U.S. Treasury Notes, 1.875%, 2/15/32  11,370 9,654
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,060
U.S. Treasury Notes, 2.50%, 4/30/24  7,440 7,281
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,259
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,709
U.S. Treasury Notes, 3.375%, 5/15/33  7,905 7,539
U.S. Treasury Notes, 3.50%, 2/15/33  1,880 1,812
U.S. Treasury Notes, 3.625%, 5/31/28  11,500 11,225
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,193
U.S. Treasury Notes, 4.00%, 6/30/28  6,275 6,225
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 8,057
U.S. Treasury Notes, 4.125%, 10/31/27  34,035 33,822
U.S. Treasury Notes, 4.125%, 11/15/32  5,635 5,699
U.S. Treasury Notes, 4.25%, 5/31/25 (3) 2,800 2,765
U.S. Treasury Notes, 4.625%, 2/28/25  30,000 29,770
348,240
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $385,067) 349,192
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 5.32% (8)(9) 51,990 51,990
51,990

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Obligations 1.1%
U.S. Treasury Bills, 5.373%, 1/11/24  13,720 13,393
13,393
Total Short-Term Investments
(Cost $65,385) 65,383
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.32% (8)(9) 2,667 2,667
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2,667
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.32% (8)(9) 7,701 7,701
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 7,701
Total Securities Lending Collateral
(Cost $10,368) 10,368
Total Investments in Securities 103.3%
(Cost $1,419,089) $ 1,299,766
Other Assets Less Liabilities (3.3)% (40,925)
Net Assets 100.0% $ 1,258,841
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$136,310 and represents 10.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at July 31, 2023.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
(6) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $35,024 and represents 2.8% of net assets.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(7) At July 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTC Pass-Through Certificate
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 853 U.S. Treasury Notes five year contracts 9/23 91,118 $ (1,976)
Long, 46 U.S. Treasury Notes ten year contracts 9/23 5,125 (128)
Net payments (receipts) of variation margin to date 2,160
Variation margin receivable (payable) on open futures contracts $ 56

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 1,146++
Totals $ —# $ — $ 1,146+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 29,879  ¤  ¤ $ 62,358
Total $ 62,358^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,146 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $62,358.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE QM U.S. Bond Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,224,015 $ — $ 1,224,015
Short-Term Investments 51,990 13,393 — 65,383
Securities Lending Collateral 10,368 — — 10,368
Total $ 62,358 $ 1,237,408 $ — $ 1,299,766
Liabilities
Futures Contracts* $ 2,104 $ — $ — $ 2,104
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F134-054Q3 07/23